Expense Example, No Redemption	Feb. 26, 2026 USD ($)
INVESCO BALANCED-RISK ALLOCATION FUND | INVESCO BALANCED-RISK ALLOCATION FUND - CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 686
Expense Example, No Redemption, 3 Years	982
Expense Example, No Redemption, 5 Years	1,299
Expense Example, No Redemption, 10 Years	2,196
INVESCO BALANCED-RISK ALLOCATION FUND | INVESCO BALANCED-RISK ALLOCATION FUND - CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	219
Expense Example, No Redemption, 3 Years	686
Expense Example, No Redemption, 5 Years	1,180
Expense Example, No Redemption, 10 Years	2,351
INVESCO BALANCED-RISK ALLOCATION FUND | INVESCO BALANCED-RISK ALLOCATION FUND - CLASS R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	169
Expense Example, No Redemption, 3 Years	534
Expense Example, No Redemption, 5 Years	923
Expense Example, No Redemption, 10 Years	2,015
INVESCO BALANCED-RISK ALLOCATION FUND | INVESCO BALANCED-RISK ALLOCATION FUND - CLASS Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	118
Expense Example, No Redemption, 3 Years	379
Expense Example, No Redemption, 5 Years	660
Expense Example, No Redemption, 10 Years	1,462
INVESCO BALANCED-RISK ALLOCATION FUND | INVESCO BALANCED-RISK ALLOCATION FUND - CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	114
Expense Example, No Redemption, 3 Years	367
Expense Example, No Redemption, 5 Years	639
Expense Example, No Redemption, 10 Years	1,416
INVESCO BALANCED-RISK ALLOCATION FUND | INVESCO BALANCED-RISK ALLOCATION FUND - CLASS R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	345
Expense Example, No Redemption, 5 Years	601
Expense Example, No Redemption, 10 Years	1,336
Invesco Balanced-Risk Commodity Strategy Fund | Invesco Balanced-Risk Commodity Strategy Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	697
Expense Example, No Redemption, 3 Years	1,045
Expense Example, No Redemption, 5 Years	1,415
Expense Example, No Redemption, 10 Years	2,454
Invesco Balanced-Risk Commodity Strategy Fund | Invesco Balanced-Risk Commodity Strategy Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	231
Expense Example, No Redemption, 3 Years	751
Expense Example, No Redemption, 5 Years	1,298
Expense Example, No Redemption, 10 Years	2,606
Invesco Balanced-Risk Commodity Strategy Fund | Invesco Balanced-Risk Commodity Strategy Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	181
Expense Example, No Redemption, 3 Years	600
Expense Example, No Redemption, 5 Years	1,045
Expense Example, No Redemption, 10 Years	2,281
Invesco Balanced-Risk Commodity Strategy Fund | Invesco Balanced-Risk Commodity Strategy Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	130
Expense Example, No Redemption, 3 Years	446
Expense Example, No Redemption, 5 Years	785
Expense Example, No Redemption, 10 Years	1,741
Invesco Balanced-Risk Commodity Strategy Fund | Invesco Balanced-Risk Commodity Strategy Fund - CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	114
Expense Example, No Redemption, 3 Years	390
Expense Example, No Redemption, 5 Years	687
Expense Example, No Redemption, 10 Years	1,531
Invesco Balanced-Risk Commodity Strategy Fund | Invesco Balanced-Risk Commodity Strategy Fund - CLASS R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	368
Expense Example, No Redemption, 5 Years	650
Expense Example, No Redemption, 10 Years	1,452
Invesco Core Bond Fund | Invesco Core Bond Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	497
Expense Example, No Redemption, 3 Years	664
Expense Example, No Redemption, 5 Years	845
Expense Example, No Redemption, 10 Years	1,367
Invesco Core Bond Fund | Invesco Core Bond Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	152
Expense Example, No Redemption, 3 Years	484
Expense Example, No Redemption, 5 Years	839
Expense Example, No Redemption, 10 Years	1,638
Invesco Core Bond Fund | Invesco Core Bond Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	328
Expense Example, No Redemption, 5 Years	574
Expense Example, No Redemption, 10 Years	1,277
Invesco Core Bond Fund | Invesco Core Bond Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	50
Expense Example, No Redemption, 3 Years	170
Expense Example, No Redemption, 5 Years	301
Expense Example, No Redemption, 10 Years	684
Invesco Core Bond Fund | Invesco Core Bond Fund - Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	41
Expense Example, No Redemption, 3 Years	135
Expense Example, No Redemption, 5 Years	238
Expense Example, No Redemption, 10 Years	539
Invesco Core Bond Fund | Invesco Core Bond Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	38
Expense Example, No Redemption, 3 Years	132
Expense Example, No Redemption, 5 Years	235
Expense Example, No Redemption, 10 Years	536
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	675
Expense Example, No Redemption, 3 Years	939
Expense Example, No Redemption, 5 Years	1,224
Expense Example, No Redemption, 10 Years	2,032
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	208
Expense Example, No Redemption, 3 Years	643
Expense Example, No Redemption, 5 Years	1,103
Expense Example, No Redemption, 10 Years	2,187
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	158
Expense Example, No Redemption, 3 Years	490
Expense Example, No Redemption, 5 Years	845
Expense Example, No Redemption, 10 Years	1,845
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	334
Expense Example, No Redemption, 5 Years	579
Expense Example, No Redemption, 10 Years	1,283
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	303
Expense Example, No Redemption, 5 Years	525
Expense Example, No Redemption, 10 Years	1,166
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	90
Expense Example, No Redemption, 3 Years	281
Expense Example, No Redemption, 5 Years	488
Expense Example, No Redemption, 10 Years	1,084
Invesco Discovery Mid Cap Growth Fund | Invesco Discovery Mid Cap Growth Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	650
Expense Example, No Redemption, 3 Years	863
Expense Example, No Redemption, 5 Years	1,092
Expense Example, No Redemption, 10 Years	1,751
Invesco Discovery Mid Cap Growth Fund | Invesco Discovery Mid Cap Growth Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	180
Expense Example, No Redemption, 3 Years	557
Expense Example, No Redemption, 5 Years	959
Expense Example, No Redemption, 10 Years	1,891
Invesco Discovery Mid Cap Growth Fund | Invesco Discovery Mid Cap Growth Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	131
Expense Example, No Redemption, 3 Years	409
Expense Example, No Redemption, 5 Years	708
Expense Example, No Redemption, 10 Years	1,556
Invesco Discovery Mid Cap Growth Fund | Invesco Discovery Mid Cap Growth Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	252
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	978
Invesco Discovery Mid Cap Growth Fund | Invesco Discovery Mid Cap Growth Fund - Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	237
Expense Example, No Redemption, 5 Years	411
Expense Example, No Redemption, 10 Years	918
Invesco Discovery Mid Cap Growth Fund | Invesco Discovery Mid Cap Growth Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	214
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	835
Invesco Emerging Markets ex-China Fund | Invesco Emerging Markets ex-China Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	685
Expense Example, No Redemption, 3 Years	969
Expense Example, No Redemption, 5 Years	1,274
Expense Example, No Redemption, 10 Years	2,137
Invesco Emerging Markets ex-China Fund | Invesco Emerging Markets ex-China Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	218
Expense Example, No Redemption, 3 Years	673
Expense Example, No Redemption, 5 Years	1,154
Expense Example, No Redemption, 10 Years	2,292
Invesco Emerging Markets ex-China Fund | Invesco Emerging Markets ex-China Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	117
Expense Example, No Redemption, 3 Years	365
Expense Example, No Redemption, 5 Years	633
Expense Example, No Redemption, 10 Years	1,398
Invesco Emerging Markets ex-China Fund | Invesco Emerging Markets ex-China Fund - CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	109
Expense Example, No Redemption, 3 Years	340
Expense Example, No Redemption, 5 Years	590
Expense Example, No Redemption, 10 Years	1,306
Invesco Emerging Markets ex-China Fund | Invesco Emerging Markets ex-China Fund - CLASS R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	318
Expense Example, No Redemption, 5 Years	552
Expense Example, No Redemption, 10 Years	1,225
Invesco Emerging Markets Local Debt Fund | Invesco Emerging Markets Local Debt Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	542
Expense Example, No Redemption, 3 Years	861
Expense Example, No Redemption, 5 Years	1,202
Expense Example, No Redemption, 10 Years	2,164
Invesco Emerging Markets Local Debt Fund | Invesco Emerging Markets Local Debt Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	687
Expense Example, No Redemption, 5 Years	1,203
Expense Example, No Redemption, 10 Years	2,428
Invesco Emerging Markets Local Debt Fund | Invesco Emerging Markets Local Debt Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	534
Expense Example, No Redemption, 5 Years	946
Expense Example, No Redemption, 10 Years	2,097
Invesco Emerging Markets Local Debt Fund | Invesco Emerging Markets Local Debt Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	380
Expense Example, No Redemption, 5 Years	684
Expense Example, No Redemption, 10 Years	1,547
Invesco Emerging Markets Local Debt Fund | Invesco Emerging Markets Local Debt Fund - Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	319
Expense Example, No Redemption, 5 Years	581
Expense Example, No Redemption, 10 Years	1,330
Invesco Emerging Markets Local Debt Fund | Invesco Emerging Markets Local Debt Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	319
Expense Example, No Redemption, 5 Years	581
Expense Example, No Redemption, 10 Years	1,330
Invesco Global Allocation Fund | Invesco Global Allocation Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	670
Expense Example, No Redemption, 3 Years	957
Expense Example, No Redemption, 5 Years	1,264
Expense Example, No Redemption, 10 Years	2,135
Invesco Global Allocation Fund | Invesco Global Allocation Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	203
Expense Example, No Redemption, 3 Years	661
Expense Example, No Redemption, 5 Years	1,145
Expense Example, No Redemption, 10 Years	2,290
Invesco Global Allocation Fund | Invesco Global Allocation Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	153
Expense Example, No Redemption, 3 Years	508
Expense Example, No Redemption, 5 Years	887
Expense Example, No Redemption, 10 Years	1,952
Invesco Global Allocation Fund | Invesco Global Allocation Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	353
Expense Example, No Redemption, 5 Years	623
Expense Example, No Redemption, 10 Years	1,395
Invesco Global Allocation Fund | Invesco Global Allocation Fund - Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	318
Expense Example, No Redemption, 5 Years	564
Expense Example, No Redemption, 10 Years	1,268
Invesco Global Allocation Fund | Invesco Global Allocation Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	318
Expense Example, No Redemption, 5 Years	564
Expense Example, No Redemption, 10 Years	1,268
Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	528
Expense Example, No Redemption, 3 Years	747
Expense Example, No Redemption, 5 Years	984
Expense Example, No Redemption, 10 Years	1,663
Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	184
Expense Example, No Redemption, 3 Years	572
Expense Example, No Redemption, 5 Years	984
Expense Example, No Redemption, 10 Years	1,937
Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	133
Expense Example, No Redemption, 3 Years	417
Expense Example, No Redemption, 5 Years	723
Expense Example, No Redemption, 10 Years	1,589
Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	261
Expense Example, No Redemption, 5 Years	454
Expense Example, No Redemption, 10 Years	1,013
Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund - Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	229
Expense Example, No Redemption, 5 Years	400
Expense Example, No Redemption, 10 Years	894
Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	229
Expense Example, No Redemption, 5 Years	400
Expense Example, No Redemption, 10 Years	894
INVESCO Health Care Fund | INVESCO Health Care Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	653
Expense Example, No Redemption, 3 Years	872
Expense Example, No Redemption, 5 Years	1,108
Expense Example, No Redemption, 10 Years	1,784
INVESCO Health Care Fund | INVESCO Health Care Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	185
Expense Example, No Redemption, 3 Years	573
Expense Example, No Redemption, 5 Years	985
Expense Example, No Redemption, 10 Years	1,940
INVESCO Health Care Fund | INVESCO Health Care Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	134
Expense Example, No Redemption, 3 Years	418
Expense Example, No Redemption, 5 Years	723
Expense Example, No Redemption, 10 Years	1,590
INVESCO Health Care Fund | INVESCO Health Care Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	1,014
INVESCO Health Care Fund | INVESCO Health Care Fund - Investor Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	109
Expense Example, No Redemption, 3 Years	340
Expense Example, No Redemption, 5 Years	590
Expense Example, No Redemption, 10 Years	1,306
INVESCO Health Care Fund | INVESCO Health Care Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	74
Expense Example, No Redemption, 3 Years	230
Expense Example, No Redemption, 5 Years	401
Expense Example, No Redemption, 10 Years	894
Invesco International Bond Fund | Invesco International Bond Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	529
Expense Example, No Redemption, 3 Years	773
Expense Example, No Redemption, 5 Years	1,036
Expense Example, No Redemption, 10 Years	1,787
Invesco International Bond Fund | Invesco International Bond Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	185
Expense Example, No Redemption, 3 Years	595
Expense Example, No Redemption, 5 Years	1,032
Expense Example, No Redemption, 10 Years	2,050
Invesco International Bond Fund | Invesco International Bond Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	134
Expense Example, No Redemption, 3 Years	442
Expense Example, No Redemption, 5 Years	771
Expense Example, No Redemption, 10 Years	1,704
Invesco International Bond Fund | Invesco International Bond Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	285
Expense Example, No Redemption, 5 Years	504
Expense Example, No Redemption, 10 Years	1,133
Invesco International Bond Fund | Invesco International Bond Fund - Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	75
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	460
Expense Example, No Redemption, 10 Years	1,038
Invesco International Bond Fund | Invesco International Bond Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	237
Expense Example, No Redemption, 5 Years	421
Expense Example, No Redemption, 10 Years	955
Invesco Multi-Asset Income Fund | Invesco Multi-Asset Income Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	641
Expense Example, No Redemption, 3 Years	841
Expense Example, No Redemption, 5 Years	1,058
Expense Example, No Redemption, 10 Years	1,682
Invesco Multi-Asset Income Fund | Invesco Multi-Asset Income Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	174
Expense Example, No Redemption, 3 Years	547
Expense Example, No Redemption, 5 Years	945
Expense Example, No Redemption, 10 Years	1,855
Invesco Multi-Asset Income Fund | Invesco Multi-Asset Income Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	123
Expense Example, No Redemption, 3 Years	393
Expense Example, No Redemption, 5 Years	682
Expense Example, No Redemption, 10 Years	1,508
Invesco Multi-Asset Income Fund | Invesco Multi-Asset Income Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	236
Expense Example, No Redemption, 5 Years	413
Expense Example, No Redemption, 10 Years	927
Invesco Multi-Asset Income Fund | Invesco Multi-Asset Income Fund - CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	62
Expense Example, No Redemption, 3 Years	204
Expense Example, No Redemption, 5 Years	358
Expense Example, No Redemption, 10 Years	807
Invesco Multi-Asset Income Fund | Invesco Multi-Asset Income Fund - CLASS R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	62
Expense Example, No Redemption, 3 Years	204
Expense Example, No Redemption, 5 Years	358
Expense Example, No Redemption, 10 Years	807
Invesco Multi-Strategy Fund | Invesco Multi-Strategy Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	689
Expense Example, No Redemption, 3 Years	1,011
Expense Example, No Redemption, 5 Years	1,356
Expense Example, No Redemption, 10 Years	2,324
Invesco Multi-Strategy Fund | Invesco Multi-Strategy Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	223
Expense Example, No Redemption, 3 Years	717
Expense Example, No Redemption, 5 Years	1,238
Expense Example, No Redemption, 10 Years	2,478
Invesco Multi-Strategy Fund | Invesco Multi-Strategy Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	173
Expense Example, No Redemption, 3 Years	565
Expense Example, No Redemption, 5 Years	983
Expense Example, No Redemption, 10 Years	2,147
Invesco Multi-Strategy Fund | Invesco Multi-Strategy Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	122
Expense Example, No Redemption, 3 Years	411
Expense Example, No Redemption, 5 Years	721
Expense Example, No Redemption, 10 Years	1,600
Invesco Multi-Strategy Fund | Invesco Multi-Strategy Fund - Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	364
Expense Example, No Redemption, 5 Years	641
Expense Example, No Redemption, 10 Years	1,431
Invesco Multi-Strategy Fund | Invesco Multi-Strategy Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	364
Expense Example, No Redemption, 5 Years	641
Expense Example, No Redemption, 10 Years	$ 1,431